TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	2025	2024
Trade accounts payable to suppliers	111,350	69,565
Other taxes payables	30,971	15,820
Accrued liabilities to suppliers	43,903	12,682
Contract liability	3,390	-
Total accounts payable	189,614	98,067